Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
25.	Subsequent Events

a.)

In February 2016, the Company’s subsidiaries had successfully obtained an English Court Order requiring STX to pay a total of $32.4 million in respect of four firm shipbuilding contracts. As a result, the Company’s subsidiaries have exercised their rights under English law to seek the assistance of the English court in the enforcement of the arbitration awards. The Company and its subsidiaries are pursuing other routes to enforce the awards against STX. Additionally the cash deposit of $0.6 million which was previously held in escrow has been refunded to the Company. No amounts have been recorded as receivable in respect of these awards due to uncertainty of their collection. The trial in the English High Court in respect of the Option Agreement will commence on April 11, 2016. Please read Item 18 - Financial Statements: Note 22 – Shipbuilding Contracts.

b.)

In January 2016, the Company entered into a new $894.4 million long-term debt facility, consisting of both a term loan and a revolving credit facility, which is scheduled to mature in January 2021, of which $845.8 million was used to repay the Company’s two bridge loan facilities, which matured in late January 2016, and the Company’s main corporate revolving credit facility, which was scheduled to mature in 2017.

In February 2016, in connection with the new long-term debt facility, the Company entered into a total of nine new interest rate swaps, of which, four and five of the interest rate swaps are scheduled to terminate in December 2020 and January 2021, respectively. Four of the interest rate swaps each have a notional amount of $50.0 million with a fixed rate of 1.462% and are scheduled to commence in October 2016. The remaining five interest rate swaps commenced in the first quarter of 2016, of which one swap has a notional amount of $75.0 million, one swap has a notional amount of $50.0 million, and three swaps each have a notional amount of $25.0 million with fixed rates of 1.549%, 1.155% and 1.549%, respectively.